FINANCIAL EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of other nonoperating income (expense)
	Year ended
	December 31,
	2016	2015

Interest on promissory notes	$-	$65
Benefit component of promissory notes	-	384
Change in fair value of warrants	383	962
Other financial expense	15	21

	$398	$1,432